Credit Facilities - Schedule of Maturities Loans from Other Financial Institutions (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities Loans [Abstract]
Less than 1 year	$ 333,012	$ 556,284
1-2 years	136,968	275,010
2-3 years	4,212	106,239
3-4 years	3,516	4,330
4-5 years		3,615
Total	$ 477,708	$ 945,478